Note 7 - Other Operating Income/(Expenses) (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Government grants/NPV of long term fiscal incentives	R$ 820.1	R$ 993.7	R$ 1,166.5
(Additions)/reversals to provisions	(42.0)	(12.9)	(132.9)
Gains/(losses) on disposal of property, plant and equipment, intangible assets and operation in associates	(29.8)	91.1	70.9
Other operating income/(expenses), net	199.0	145.4	118.6
Total	R$ 947.3	R$ 1,217.3	R$ 1,223.1